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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                                                      SEC FILE NUMBER: 001-12870

                                                     CUSIP NUMBER: 192861  10  2

(CHECK ONE) [   ] Form 10-K  [   ] Form 20-F  [   ] Form 11-K
            [ X ] Form 10-Q  [   ] Form N-SAR

For Period Ended: September 30, 2002

         NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

         PART I  - REGISTRANT INFORMATION

Cold Metal Products, Inc.
2300 Georgetown Drive
Suite 301
Sewickley, Pennsylvania 15143

      PART II -  RULES 12B-25(b) AND (c)

         If the subject report could not be filed without reasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. Check box if appropriate) |X|

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without reasonable effort or expense;

         (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date.

          PART III - NARRATIVE

On August 16, 2002, Cold Metal Products, Inc. and its wholly owned subsidiary, Alkar Steel Corporation, each filed a voluntary petition for Chapter relief under Chapter 11 of Title 11,

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United States Code ("Bankruptcy Code") with the United States Bankruptcy Court for the Northern District of Ohio, Eastern Division, as Cases Number 02-43619 and 02-43620, respectively. Pursuant to Sections 1107 and 1108 of the Bankruptcy Code, each company remains in possession of its assets and continues to operate as a debtor in possession. The filings cover domestic assets only and do not affect facilities in Hamilton, Ontario, Canada and Montreal, Quebec, Canada. Unprofitable facilities, burdensome legacy costs, pricing pressures and leverage were cited as the primary reasons for the filings. On August 15, 2002, the registrant's facilities in Youngstown, Ohio and Indianapolis, Indiana were closed.

As Registrant has previously reported, preparation and filing by Registrant of Annual and Periodic Reports pursuant to Sections 13 or 15(d) of the Securities Exchange Act of 1934, has been delayed in part by uncertainties regarding discussions among registrant and its creditors and in part by commencement by Registrant of proceedings under Chapter 11 of the U.S. Bankruptcy Code. Registrant has now filed its Annual Report on Form 10-K for the fiscal year ended March 31, 2002. However, the Chapter 11 process has not yet permitted Registrant to retain the services of its auditors to review its quarterly reports on Form 10-Q. As soon as the required reviews have been complete, registrant will file the Report in definitive form and confirm that such reviews have been completed.

         PART IV  -  OTHER INFORMATION

         (1) Name and telephone number of person to contact in regard to this notification

                  Joseph C. Horvath
                  Vice President and Chief Financial Officer
                  (Name)

                  (724)  933-1441
                  (Area Code) (Telephone Number)

         (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer if no, identify report(s). [] Yes [x] No

                  Form 10-Q, quarterly report for the quarter ended
                  June 30, 2002

         (3) It is anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [x] Yes [ ] No

Set forth below are Condensed Consolidated Statements of Operations, together with a narrative explanation of the changes in the results of operations, for the quarter and six month periods ended September 30, 2002 and 2001, respectively, which are unaudited and have not been reviewed by Registrant's Audit Committee or auditors.
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As a result of the Chapter 11 filings, Events of Default, as defined in the related debt agreements, have occurred subsequent to March 31, 2002. On August 16, 2002, the Company entered into a Debtor-in-Possession Revolving Credit and Term Loan Agreement (DIP Credit Agreement) with its existing primary lender group to provide secured debtor-in-possession financing to the Company. The maximum borrowings under the DIP Credit Agreement are $48 million in the aggregate, including up to $35 million revolving line of credit $12.8 million term loan.

Management expects that its debtor-in-possession financing arrangements that provide up to $48 million of financing will be sufficient to meet planned working capital, capital expenditures and other cash requirements until such time as it obtains approval for a plan of reorganization. In addition, the management is considering whether certain of its operating units should be sold to improve operating performance and enhance liquidity. Although the Company has entered into the DIP Credit Agreement, the Company may require additional financing to meet its cash flow requirements. Restrictive covenants included in the debtor-in-possession credit facility and oversight by the Bankruptcy Court limit the Company's ability to incur additional indebtedness, or sell assets (substantially all of which are pledged), and may otherwise limit the operational and financial flexibility of the Company.

Due to material uncertainties associated with the outcome of the Chapter 11 proceedings in general, and the effects of such proceedings on the business of the Company and its subsidiaries, including the timing and extent of any sales of operating entities, and whether or not a plan of reorganization submitted by the Company will be approved, there can be no assurances that the Company will obtain sufficient liquidity enabling it to continue to operate in its present organizational structure.

Net sales for the three months ended September 30, 2002 were $34.7 million, a decrease of $5.5 million or 13.6% from the Company's net sales for the corresponding period ended September 30, 2001. Volume of tons shipped decreased 19.3%, which accounted for $7.8 million of revenue decline, offset by the effect of higher priced product mix that increased revenues by approximately $2.3 million. For the six months ended September 30, 2002 net sales were $77.8 million, a decrease of $7.2 million or 8.5% less than the Company's net sales for the corresponding period ended September 30, 2001. Volume of tons shipped decreased 10.3%, which accounted for $8.7 million of revenue decline, offset by the effect of higher priced product mix that increased revenues by approximately $1.5 million.

The Company's results of operations for the quarter and six months ended September 30, 2002 include approximately $30.0 million of restructuring charges. As a result of the Company's closure of certain operating facilities and its subsequent bankruptcy filing, the Company incurred approximately $30.0 million of restructuring costs during the quarter ended September 30, 2002. These costs included $23.4 million charges for estimated enhanced retirement benefit obligations attributable to early retirements as a result of the closure of the Company's operating facilities located in Indianapolis, Indiana and Youngstown, Ohio; $3.0 million inventory valuation reserves associated with discontinued or otherwise impaired products; $2.5 million impairment charges for idled fixed assets; $.9 million of legal and other bankruptcy related advisory fees and $.2 million of other costs related to plant closures. The inventory and facility impairment adjustments reflect non-cash charges, and, at September 30, 2002, the enhanced early retirement



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obligations represent obligations that are subject to compromise.

In addition, results of operations for the six months ended September 30, 2002 includes a non-cash charge $5.3 million to reflect the impairment of goodwill arising in connection with its acquisition of Alkar Steel Corporation in March 2000. During the quarter ended June 30, 2002, the Company adopted FASB Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets," and as permitted by this new accounting standard, the Company accounted for this charge as a cumulative effect of a change in accounting principle.

Net loss for the three months ended September 30, 2002 was $33.3 million, or $5.18 per share as compared to net loss of $1.8 million, or $0.28 per share for the three months ended September 30, 2001. For the six months ended September 30, 2002, net loss was $40.7 million, or $6.33 per share as compared to net income of $2.3 million, or $0.35 per share for the six months ended September 30, 2001. The restructuring charges and cumulative effect of adopting the change in accounting principle comprised $35.25 million of net loss for the six months ended September 30, 2002, or $5.48 per share.

                   COLD METAL PRODUCTS, INC. AND SUBSIDIARIES
                 CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
                (Dollars in thousands, except per share amounts)
                                   (Unaudited)

                                                              Three Months Ended                  Six Months Ended
                                                                 September 30,                      September 30,
                                                             2002             2001              2002             2001
                                                       ---------------------------------- ----------------------------------
Net sales                                                  $34,724          $40,190           $77,764          $85,011
Cost of sales                                               33,621           38,100            73,818           78,983
                                                       ---------------------------------- ----------------------------------
Gross profit                                                 1,103            2,090             3,946            6,028

Selling, general and administrative expenses                 3,928            3,703             8,206            7,434
Restructuring charges                                       29,980              340            29,980              340
Interest expense                                               856              917             1,654            1,896
                                                       ---------------------------------- ----------------------------------
    (Loss) before income taxes and cumulative effect       (33,661)          (2,870)          (35,894)          (3,642)
       of accounting change
Income tax (benefit) expense                                  (391)          (1,087)             (471)          (1,377)
                                                       ---------------------------------- ----------------------------------
    (Loss) before cumulative effect of accounting
       change                                              (33,270)          (1,783)          (35,423)          (2,265)
Cumulative effect of accounting change                                                          5,268
                                                       ---------------------------------- ----------------------------------
    Net (loss)                                           $ (33,270)        $ (1,783)        $ (40,691)        $ (2,265)
                                                       ================================== ==================================

Basic and diluted net (loss) per share                      $(5.18)          $(0.28)           $(6.33)          $(0.35)
                                                       ================================== ==================================

Weighted average shares outstanding:
Basic and Diluted                                        6,427,078        6,404,962         6,427,078        6,401,719
                                                       ================================== ==================================

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                            COLD METAL PRODUCTS, INC.

        has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

         Date:   November 15, 2002          By   s/Joseph C. Horvath
                                               ---------------------------------
                                                 Joseph C. Horvath
                                                 Vice President and
                                                 Chief Financial Officer